Financial assets, liabilities and financial result (excluding Orange Bank) - Net financial debt - Additional information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Feb. 28, 2018
Disclosure of detailed information about financial instruments [line items]
Subordinated notes reclassified as a short term liability	€ 500
Escrow deposits	346	€ 346
Orange S.A. [member]
Disclosure of detailed information about financial instruments [line items]
Net financial debt	€ 24,495
The proportion of the company's share of net financial debt to the Group's total net financial debt	96.00%